Share-based awards - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2025 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense	¥ 13,970	$ 1,925			¥ 18,546			¥ 30,831
2014 Plan
Number of share options
Outstanding at beginning of year | shares	6,834,667	6,834,667
Granted | shares	150,000	150,000
Exercised | shares	(181,000)	(181,000)
Canceled/forfeited | shares	(168,000)	(168,000)
Vested and exercisable | shares									4,475,667
Vested and expected to vest | shares									6,619,558
Outstanding at end of year | shares	6,635,667	6,635,667			6,834,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year | $ / shares		$ 85.77
Granted | $ / shares		84.6
Exercised | $ / shares		26
Canceled/forfeited | $ / shares		26
Vested and exercisable | $ / shares		98.65	$ 98.65
Vested and expected to vest | $ / shares		89.04	$ 89.04
Outstanding at end of year | $ / shares		$ 88.89		$ 85.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, outstanding				5 years 6 months	5 years 6 months	5 years 6 months			4 years 6 months
Weighted average remaining contractual life, granted	7 years 1 month 6 days	7 years 1 month 6 days
Weighted average remaining contractual life, vested and exercisable	3 years	3 years
Weighted average remaining contractual life, vested and expected to vest	4 years 6 months	4 years 6 months
2024 Plan
Number of share options
Outstanding at beginning of year | shares	0	0
Granted | shares	2,933,332	2,933,332
Vested and exercisable | shares									0
Vested and expected to vest | shares									2,698,650
Outstanding at end of year | shares	2,933,332	2,933,332			0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year | $ / shares			$ 0
Granted | $ / shares			68
Vested and exercisable | $ / shares										$ 0
Vested and expected to vest | $ / shares										$ 68
Outstanding at end of year | $ / shares			$ 68			$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, outstanding									5 years 10 months 24 days
Weighted average remaining contractual life, granted	5 years 10 months 24 days	5 years 10 months 24 days
Weighted average remaining contractual life, vested and expected to vest	5 years 10 months 24 days	5 years 10 months 24 days
Share Based Awards Relating To Ant Financial Services
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense | ¥	¥ 4				¥ (6,691)			668
Options
Number of share options
Granted | shares	0	0
Additional disclosure
Aggregate intrinsic value of all outstanding options | ¥									¥ 2,614
Aggregate intrinsic value of options that were vested and exercisable | ¥									1,454
Aggregate intrinsic value of options that were vested and expected to vest | ¥									2,588
Weighted average grant date fair value of share options | $ / shares		$ 73.95		$ 40.3			$ 0
Total grant date fair value of options vested | ¥	¥ 408				238			327
Aggregate intrinsic value of share options exercised | ¥	128				382			67
Cash received from option exercise under the share option plans | ¥	¥ 10				¥ 843			8
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate					4.50%
Risk-free interest rate, minimum	3.36%	3.36%
Risk-free interest rate, maximum	4.49%	4.49%
Expected dividend yield	0.00%	0.00%			0.00%
Expected life (years)					6 years 6 months
Expected volatility					44.80%
Expected volatility , minimum	48.51%	48.51%
Expected volatility , maximum	49.44%	49.44%
Unamortized compensation costs | ¥									¥ 547
Weighted average period over which unamortized compensation costs expected be recognized									2 years 6 months
Share-based compensation expense | ¥	¥ 349				¥ 240			¥ 490
Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)	4 years 5 months 12 days	4 years 5 months 12 days
Options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life (years)	4 years 9 months	4 years 9 months
Options | 2014 Plan | Maximum
Additional disclosure
Expiry period	12 years	12 years
Options | 2024 Plan | Maximum
Additional disclosure
Expiry period	10 years	10 years